BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Schedule of balances and transactions with related parties

CURRENT ASSETS		December 31,	December 31,
Trade receivables		2025	2024
OPH	Joint venture	97	61
		97	61
CURRENT LIABILITIES
Trade payables
La Capital Cable	Associate	798	272
OPH	Joint venture	1,064	626
		1,862	898
Other liabilities
OPH	Joint venture	—	3,961
		—	3,961
NON - CURRENT LIABILITIES
Other liabilities
OPH	Joint venture	—	3,625
		—	3,625

CURRENT ASSETS	December 31,	December 31,
Trade receivables	2025	2024
Other related parties	2,880	2,467
	2,880	2,467
Other receivables
Other related parties	15	834
	15	834
CURRENT LIABILITIES
Trade payables
Other related parties	18,496	15,975
	18,496	15,975

●Associates and Joint venture

	Transaction	Kind of related party	Years ended December 31,
			2025	2024	2023

			Profit (loss)
			Revenues
La Capital Cable	Services revenues and other revenues	Associate	138	174	292
Ver TV	Services revenues and other revenues	Associate	—	70	95
OPH	Services revenues and other revenues	Joint venture	777	442	241
			915	686	628
			Operating costs
La Capital Cable	Fees for services	Associate	(2,273)	(2,340)	(2,493)
OPH	Fees for services	Joint venture	(3,594)	(1,176)	—
			(5,867)	(3,516)	(2,493)

●	Other Related parties

	Transaction	Years ended December 31,
		2025	2024	2023

		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	6,375	7,584	5,655
		6,375	7,584	5,655
		Operating costs
Other Related parties	Programming costs	(48,148)	(53,489)	(50,942)
Other Related parties	Editing and distribution of magazines	(3,715)	(5,417)	(7,811)
Other Related parties	Advisory services	(12,242)	(11,501)	(6,606)
Other Related parties	Advertising purchases	(4,759)	(3,110)	(4,194)
Other Related parties	Other purchases and commissions	(11,851)	(8,182)	(3,206)
		(80,715)	(81,699)	(72,759)